Properties, Plants and Equipment (Summary of Properties, Plants and Equipment) (Details) - USD ($) $ in Millions		Sep. 30, 2017 [1]	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Gross PP&E		$ 3,702	$ 3,400
Less: Accumulated depreciation		809	725
Net PP&E		2,893	2,675
Land
Property, Plant and Equipment [Line Items]
Gross PP&E		19	19
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gross PP&E		87	88
Pipelines and related assets
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	1,352	1,335
Terminals and related assets
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	631	610
Rail racks and related assets
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	137	137
Fractionator and related assets
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	616	615
Processing and related assets
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	215	0
Caverns and related assets
Property, Plant and Equipment [Line Items]
Gross PP&E	[2]	583	569
Construction-in-progress
Property, Plant and Equipment [Line Items]
Gross PP&E		$ 62	$ 27

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
[2]	**Assets for which we are the lessor.